Accumulated Other Comprehensive Loss	12 Months Ended
Aug. 26, 2017
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

Foreign Currency Translation
Balance, December 28, 2013 (Predecessor)	$(1,329)
Foreign currency translation adjustment	292
December 27, 2014 (Predecessor)	(1,037)
Foreign currency translation adjustment	(27)
August 29, 2015 (Predecessor)	(1,064)
Foreign currency translation adjustment	621
August 27, 2016 (Predecessor)	(443)
Foreign currency translation adjustments (Predecessor)	(199)
Elimination of accumulated other comprehensive loss (Predecessor)	642
Foreign currency translation adjustments (Successor)	19
Balance, August 26, 2017 (Successor)	$19